Schedule of Segment Reporting Information, (Loss) Income From Operations by Segment (Details)	12 Months Ended
Dec. 31, 2015 USD ($)
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 1	$ 90,379
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 2	420,556
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 3	3,492,732
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 4	2,332,037
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 5	2,513,790
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 6	5,470,520
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 7	119,078
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 8	119,078
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 9	104,165
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 10	2,541,494
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 11	3,053,424
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 12	9,067,417
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 13	910,824
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 14	3,102,627
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 15	36,383,487
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 16	1,748,675
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 17	3,287,604
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 18	30,655,158
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 19	0
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 20	8,232
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 21	0
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 21	2,659,499
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 22	6,398,463
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 23	67,038,645
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 24	226,943
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 25	308,683
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 26	(51,509)
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 27	47,720
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 28	3,499,624
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 29	933,425
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 30	274,663
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 31	3,808,307
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 32	881,916
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 33	7,851,987
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 34	4,685,843
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 35	0
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 36	1,066,440
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 37	2,329,884
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 38	2,008,249
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 39	8,918,427
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 40	7,015,727
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 41	2,008,249
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 42	0
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 43	0
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 44	14,024,289
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 45	4,616,679
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 46	827,319
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 47	15,952,701
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 48	4,616,679
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 49	827,319
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 50	$ 29,976,990